April 6, 2010

Amy Geddes

United States Securities and Exchange Commission

Division of Corporation Finance

Re:  Sense Technologies Inc.
        Form 10-K for the year ended February 28, 2009
        File No. 000-29990

Dear Ms. Geddes:

This letter responds to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in the letter from the Staff to Sense Technologies, Inc. (the “Company”) dated April 1, 2010.

We hope this letter is responsive to your comments and requests for information.  The Company’s goal is to resolve those outstanding comments in a manner that is acceptable to the Staff.  Our responses utilize the same captions contained in the SEC’s letter, and are numbered to correspond to the numbers assigned in such letter.  For your convenience, our responses are prefaced by the Commission’s corresponding comment.

Form 10-K for the Year Ended February 28, 2009

General

1.

Please provide to us your proposed revised disclosure to be included in your form 10-K/A and 10-Q/A as promised in your response to our previous comment 1.

Company Response:  We have attached our amended form 10Q/A and 10K/A and separate documents containing proposed changes relating to the Staff’s request.

In response to these comments, the Company will immediately file an amendment to Form 10-K and Form 10-Q.

The Company acknowledges that:

•

it is responsible for the adequacy and accuracy of the disclosure in its filings;

•

comments from the Staff or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•

it may not assert the comments by the Staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We hope this letter is responsive to your comments and requests for information.  We would like to again emphasize that the Company’s goal is to resolve these comments in a manner that is acceptable to the Staff.  Comments or questions regarding this letter may be directed to the undersigned.

Sincerely,

/s/ Bruce Schreiner

Bruce Schreiner

Chief Executive Officer

Sense Technologies Inc.